Jody M. Walker
                             Attorney At Law
                          7841 South Garfield Way
                            Centennial, CO 80122
                                 303-850-7637
                           303-482-2731 facsimile
                          jmwalker85@earthlink.net

June 24, 2011

United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
Washington, D.C. 20549

Attention:  Michael Fay

	Re: 	Amerilithium Corp.
            Form 10-K for Fiscal Year Ended December 31, 2010
            Filed April 8, 2011
            Commission File No.: 333-155059

Dear Mr. Fay:



































































In response to the comment letter dated May 24, 2011, please note the following:

General
1. We note that your website and some press releases refer to or use the terms "measured" "indicated," and "inferred,"
 resources. If you continue to make references on your web site or press releases to reserve measures other than those recognized by the SEC, please accompany such disclosure with the following cautionary language or provide a legal disclaimer tab or page:

Cautionary Note to U.S. Investors - The United States Securities and Exchange Commission permits U.S. mining companies, in their filings with the SEC, to disclose only those mineral deposits that a company can economically and legally extract or produce. We use certain terms on this website (or press release), such as "measured," "indicated," and "inferred" "resources," which the SEC guidelines strictly prohibit U.S. registered companies from including in their filings with the SEC. U.S. Investors are urged to consider closely the disclosure in our Form 10-K which may be secured from us, or from our website at http://www.sec.gov/edgar.shtml.

The above disclosure has been added to our website and will be included on our press releases, as applicable.

History, page 7
2. We note your disclosure in this section, referring to mines and other mineral properties that exist in the proximity of your property. Such disclosure may cause investors to infer that your property also has commercial mineralization, because of its proximity to these mines and properties. You should describe only geology, history, or exploration results that are directly related to the properties that your company has the right to explore or mine. Accordingly, we believe

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that you should remove information about any mines, prospects, adjacent or analogous properties, deposits, occurrences, or exploration activities by other companies operating in or near your properties and instead focus the disclosure solely on your company's property.

The disclosure has been removed. Note, the registrant no longer holds the lease on the Kodiak claim. The registrant allowed the lease to lapse when its corporate focus changed to the exploration and production of lithium.

3. Please disclose whether your property has been physically examined in the field by a professional geologist or mining engineer. If not, please add a risk factor that addresses the fact that your property has not be examined, detailing the risks to your investors.

The disclosure has been revised and a risk factor has been added within that section as appropriate.

4. Please disclose whether your sole officer and director has visited your claims, and if so, when and for how long. If he has not visited your claims, please add related risk factor disclosure.

The disclosure has been revised and a risk factor has been added within that section as appropriate.

Power mining Ventures Inc., page 9

Clayton Deep Acquisition, GeoXplor Corporation, page 10
5. Please disclose the following information for each of your properties:
   -  The nature of your ownership or interest in the property.
   - A description of all interests in your properties, including the terms of all underlying agreements and royalties.
   - Describe the process by which mineral rights are acquired at this location and the basis and duration of your mineral rights, surface rights, mining claims or concessions.
   - An indication of the type of claim or concession such as placer or lode, exploration or exploitation, whether the mining claims are State or Federal mining claims, patented or unpatented claims, mining leases, or mining concessions.
   - Please include certain identifying information, such as the property names, claim numbers, grant numbers, mining concession name or number, and dates of recording and expiration that is sufficient to enable the claims to be distinguished from other claims that may exist in the area or your properties.
   - The conditions that must be met to retain your claims or leases, including quantification and timing of all necessary payments, annual maintenance fees, and disclose who is responsible for paying these fees.
   -  The area of your claims, either in hectares or in acres.

Please ensure that you fully discuss the material terms of the land or mineral rights securing agreements, as required under paragraph (b)(2) of Industry Guide 7.

The disclosure has been revised as applicable. No revisions have been made if the information is not applicable.

6. Please disclose the information required under paragraph (b) of Industry Guide 7 for all your material properties listed under this heading. For any properties identified that are not material, please include a statement to that effect, clarifying your intentions. For each material property, include the following information:
   - The location and means of access to your property, including the modes of transportation utilized to and from the property.
   - Any conditions that must be met in order to obtain or retain title to the property, whether you have surface and/or mineral rights.
   - A brief description of the rock formations and mineralization of existing or potential economic significance on the property.
   - A description of any work completed on the property and its present condition.
   - The details as to modernization and physical condition of the plan and equipment, including subsurface improvements and equipment.
   -  A description of equipment, infrastructure, and other facilities.
   -  The current state of exploration of the property.
   -  The total state of exploration of the property.
   -  The total costs incurred to date and all planned future costs.
   - The source of power and water that can be utilized at the property.
   - If applicable, provide a clear statement that the property is without known reserves and the proposed program is exploratory in nature.

You may refer to Industry Guide 7m paragraphs (b)(1) through (5), for specific guidance pertaining to the foregoing, available on our website at the following address: www.sec.gov/about/forms/industryguides.pdf

     The disclosure has been revised as applicable. No revisions have been made if the information is not applicable.

7. Please insert a small-scale map showing the location and access to each material property, as required by Instruction 3(b) to Item 102 of Regulation S-K. Please note the EDGAR program now accepts Adobe PDF files and digital maps, so please include these maps in any amendments that are uploaded to EDGAR. It is relatively easy to include automatic links at the appropriate locations within the document to GIF or JPEG files, which will allow figures and diagrams to appear I the right location when the document is viewed on the Internet. For more information, please consult the EDGAR manual, and if additional assistance is required, please call Filer Support at (202) 551-3600 for Post-Acceptance Filing Issues or (202) 551-8900 for Pre-Acceptance Filing Issues. We believe the guidance in Instruction 3(b) of Rule 102 of Regulation S-K would generally require maps and drawings to comply with the following features:

   - A legend or explanation showing, by means of pattern or symbol, every pattern or symbol used on the map or drawing.
   - A graphical bar scale should be included. Additional representations of scale such as "one inch equals one mile" may be utilized provided the original scale of the map has not been altered.

   -  A north arrow.
   - An index map showing where the property is situated in relationship to the state or province, etc., in which it was located.
   - A title of the map or drawing, and the date on which it was drawn.
   - In the event interpretive data is submitted in conjunction with any map, the identity of the geologist or engineer that prepared such data.

Any drawing should be simple enough or of sufficiently large scale to clearly show all features on the drawing.

The appropriate maps are being prepared and will be filed as exhibits in a subsequent amendment.

Plan of operation, page 14

8. We believe you should also expand your disclosure concerning the exploration plans for the properties to address the following points:
   - Disclose a brief geological justification for each of the exploration projects written in non-technical language.
   - Give a breakdown of the exploration timetable and budget, including estimated amounts that will be required for each exploration activity, such as geophysics, geochemistry, surface sampling, drilling, etc. for each prospect.
   -  If there is a phased program planned, briefly outline all phases.
   - If there are no current detailed plans to conduct exploration on the property, disclose this prominently.
   -  Disclose how the exploration program will be funded.
   - Identify who will be conducting any proposed exploration work and discuss what their qualifications are.

The disclosure has been revised as appropriate.

9. Detailed sampling provides the basis for the quality estimate or grade of your mineral discovery. Please provide a brief description of your sample collection, sample preparation, and the analytical procedures used to develop your analytical results. In addition, please disclose any Quality Assurance/Quality Control (QA/QC) protocols you have developed for your exploration program. These procedures would serve to inform potential investors regarding your sample collection and preparation, assay controls, sample custody, assay precision and accuracy procedures and protocols.

The disclosure has been revised as appropriate.

10. We note you are subject to permitting requirements of the Bureau of Land Management (BLM) and/or Forest Service in addition to State Environmental requirements in the USA and other countries. Please provide a short summary of the permits and/or operational plans required to perform exploration activities on your properties.

The disclosure has been revised as appropriate.

Financial Statements, page 18

Report of Independent Registered Public Accounting Firm, page 19
11. The introductory paragraph of the report from your independent registered public accounting firm explains that they have audited the balance sheets as at December 31, 2010 and 2009, and the statements of earnings and deficit, stockholders' deficiency and cash flows for the years ended December 31, 2010 and 2009. However, the opinion paragraph (third paragraph) only includes audit coverage as of and for the year ended December 31, 2010. Please obtain and file a revised report from your independent registered public accounting firm that includes an opinion as of and for the year ended December 31, 2009, or tell us why such period is not included within the opinion paragraph.

The audit report has been revised.

12. Please revise the audit report to identify the city and state where the report was issued. Refer to Rule 2-02(a)(3) of Regulation S-X.
The audit report has been revised.

13. We further note that the report from your independent registered public accounting firm does not include reference to the cumulative inception to date information from February 2, 2004 to December 31, 2010. Please note that auditor association with such cumulative data is required on an annual basis as long as you are in the exploration/development stage. As such, it will be necessary for you to obtain an audit of the cumulative data, and obtain a report from an independent registered public accounting firm expressing an opinion on such data. If this is not feasible, you may request a waiver of the audit requirement for the cumulative data by contacting the Division of Corporation Finance's Office of the Chief Accountant (CF-OCA).
Guidance with regard to contacting CF-OCA is located on our website: http://www.sec.gov/divisions/corpfin/cfreportingguidance.shtml

The audit report has been revised to include the reference.

Statements of Cash Flows, page 25
14. We note cash flows from investing activities for the year ended December 31, 2010 includes a line item identified as "Purchase of Mining Rights" totaling $7,111,000. Please clarify for us whether stock was issued as consideration for any of these purchases and, if applicable, tell us how you considered the guidance in ASC 230-10-50-3 through 50-6.

The cash flow statement has been revised to show a breakdown of mining properties.

Thank you for your time and consideration in this matter.

Sincerely,

/s/Jody M. Walker
-----------------------
Jody M. Walker
Attorney At Law